Equity	12 Months Ended
Mar. 31, 2025
Equity [Abstract]
EQUITY

Note 11 — EQUITY

Ordinary shares

On August 2, 2022, 100 Ordinary Shares of the Company were issued to the participating shareholders in connection with the restructuring of the Company.

On May 10, 2023, the Company effected a share split of all issued and outstanding shares of 100 shares at a ratio of 1-to-160,000. As a result of the share split, the Company now has 16,000,000 common shares issued and outstanding as of the date hereof. The Company believed it is appropriate to reflect the above transactions on a retroactive basis similar to a share split or dividend pursuant to ASC 260. All references made to share or per share amounts in the accompanying consolidated financial statements and applicable disclosures have been retroactively adjusted to reflect the 160,000 for 1 share split.

On May 15, 2024, the Company issued 1,500,000 Ordinary Shares and on July 5, 2024, the Company issued 113,083 Ordinary Shares.

Dividend

During the years ended March 31, 2024 and 2025, the Company has not declared any dividend.